INFORMATION BY INDUSTRY SEGMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Industry Segment Data

The following table summarizes the industry segment data for the three-month and six-month periods ended June 30, 2012 and 2011:

	VERSO PAPER HOLDINGS LLC
	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2012	2011	2012	2011
Net Sales:
Coated papers	$284,967	$320,652	$588,182	$672,342
Hardwood market pulp	36,263	36,206	69,133	71,943
Other	44,032	41,921	83,242	71,086

Total	$365,262	$398,779	$740,557	$815,371

Operating Income (Loss):
Coated papers	$(6,289)	$4,630	$(15,100)	$12,854
Hardwood market pulp	3,291	7,051	4,252	16,315
Other	(6,526)	(4,694)	(10,936)	(8,048)

Total	$(9,524)	$6,987	$(21,784)	$21,121

Depreciation, Amortization, and Depletion:
Coated papers	$24,180	$24,803	$48,800	$49,919
Hardwood market pulp	4,525	4,194	8,798	8,477
Other	3,072	2,648	5,602	4,596

Total	$31,777	$31,645	$63,200	$62,992

Capital Spending:
Coated papers	$11,849	$18,396	$27,299	$27,561
Hardwood market pulp	1,293	8,237	2,212	12,098
Other	940	131	1,561	347

Total	$14,082	$26,764	$31,072	$40,006

The following table summarizes the industry segments for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Net Sales:
Coated and supercalendered	$1,418,817	$1,314,961	$1,198,758
Hardwood market pulp	150,111	164,948	104,541
Other	153,561	125,407	57,555

Total	$1,722,489	$1,605,316	$1,360,854

Operating Income (Loss):
Coated and supercalendered	$3,470	(38,884)	(57,240)
Hardwood market pulp	33,357	49,267	(12,548)
Other	(12,945)	(14,193)	(7,417)

Total	$23,882	$(3,810)	$(77,205)

Depreciation, Amortization, and Depletion:
Coated and supercalendered	$98,370	$100,902	$110,415
Hardwood market pulp	17,249	18,313	17,916
Other	9,676	8,152	4,351

Total	$125,295	$127,367	$132,682

Capital Spending:
Coated and supercalendered	$65,227	$59,067	$28,604
Hardwood market pulp	23,695	11,017	3,869
Other	1,350	3,562	1,743

Total	$90,272	$73,646	$34,216